SCHEDULE OF ACTIVITY RELATED TO THE DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance
Issuances of Series C Preferred Stock and warrants derivative liabilities	12,304,724
Bifurcation of conversion option on convertible note payable	923,956
Change in fair value of derivative liabilities	(2,745,309)	(2,954,109)
Ending balance	$ 10,483,371